Income Tax Expense(Benefit) (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	7 Months Ended	10 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Oneida Resources Corp	Mar. 31, 2013 Oneida Resources Corp	Jun. 30, 2013 Oneida Resources Corp
Current Expense:
Current			$ 32,921	$ 64,834
Deferred tax benefit:
Deferred			(6,378,456)	4,359,809	4,000	11,000	15,000
Valuation allowance			6,378,456	(4,359,809)	(4,000)	(11,000)	(15,000)
Provision (benefit) for income taxes	$ 8,230	$ 16,460	$ 32,921	$ 64,834